Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2013
Other Financial Data [Abstract]
Other Items Reported In Earnings

	2011	2012	2013
Research and development expense	$555	547	576
Depreciation expense	$522	505	521
Rent expense	$372	395	414

Accrued Expenses

	2012	2013
Employee compensation	$642	650
Customer advanced payments	$380	402
Product warranty	$187	183

Other Liabilities

	2012	2013
Pension plans	$805	539
Deferred income taxes	592	823
Postretirement plans, excluding current portion	337	263
Other	722	688
Total	$2,456	2,313

Other Operating Cash Flow

	2011	2012	2013
Pension expense	$145	173	228
Stock compensation expense	121	100	221
(Gain) Loss on sale of businesses, net of tax	(25)	5	—
Deferred income taxes and other	19	(97)	(63)
Total	$260	181	386